Acquisition-Related Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 28, 2013
Minimum [Member]
Business Acquisition [Line Items]
Period identified for deferred consideration due	5 years
Maximum [Member]
Business Acquisition [Line Items]
Period identified for deferred consideration due	20 years